COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2014 USD ($)	May 31, 2014 ILS	Nov. 30, 2013 USD ($)	Dec. 31, 2014 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2013 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2014 Product Manufacturing in Israel [Member] Minimum [Member]	Dec. 31, 2014 Product Manufacturing in Israel [Member] Maximum [Member]	Dec. 31, 2014 Product Manufacturing, Outside of Israel [Member]	Dec. 31, 2014 Product Manufacturing, Outside of Israel [Member] Minimum [Member]	Dec. 31, 2014 Product Manufacturing, Outside of Israel [Member] Maximum [Member]	Dec. 31, 2014 Lease Agreements [Member] USD ($)
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 835
Operating Leases, Rent Expense	6,236	5,282	5,745
Approximate Amount of Lien by Lessor														5,000
Purchase Obligation	13,395
Contractual Obligation							39,559	34,034
Accumulated Royalties	3,423	2,408
Claim relating to Termination Of Employment				$ 625	2,500	$ 600
Lease Agreement Expiration Period	2024
rate Of Royalties Payable As Percentage On Sales									1.30%	5.00%		1.30%	5.00%
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	100.00%										300.00%
Increased Rate Of Royalties Payable As Percentage On Sales	1.00%